Current and Long-Term Debt - KEXIM credit facility (Details)		1 Months Ended
	Jul. 18, 2014 USD ($)	Feb. 28, 2014 USD ($) repayment_installment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 vessel
Disclosure of detailed information about borrowings [line items]
Debt outstanding			$ 2,767,193,000	$ 1,882,681,000
KEXIM Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		$ 429,600,000.0
Number of consecutive semi-annual repayments installments | repayment_installment		10
Net debt to capitalization ratio		0.60
Consolidated tangible net worth		$ 1,000,000,000.0
Cumulative positive net income		25.00%
Net proceeds of equity issuance		50.00%
Debt outstanding			$ 333,000,000	$ 366,600,000
KEXIM Credit Facility- KEXIM Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		$ 300,600,000.0
Reduced funding obligation percent	1.55%
Periodic payment percent	100.00%
Maturity term after delivery date		12 years
Borrowings instrument term		12 years
KEXIM Credit Facility- Commercial Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		$ 129,000,000
Maturity term after delivery date		6 years
Borrowings instrument term		15 years
Floating Rate Guaranteed Notes Due 2019 Member - KEXIM Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 125,250,000
Optional guarantee, term	5 years
Construction in progress [member] | Newbuilding Program [Member] | KEXIM Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels purchased and delivered | vessel					18
EBITDA To Interest Expense Ratio - Period One [Member] | KEXIM Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
EBITDA to interest expense ratio minimum		1.50
EBITDA To Interest Expense Ratio - Period Two [Member] | KEXIM Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
EBITDA to interest expense ratio minimum		2.50
Consolidated Liquidity Requirement - Scenario One [Member] | KEXIM Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount		$ 25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | KEXIM Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel		500,000
Consolidated liquidity requirement per each chartered-in vessel		$ 250,000
London Interbank Offered Rate (LIBOR) [Member] | KEXIM Credit Facility- KEXIM Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		3.25%
London Interbank Offered Rate (LIBOR) [Member] | Later than one year and not later than five years [member] | KEXIM Credit Facility- Commercial Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		3.25%
London Interbank Offered Rate (LIBOR) [Member] | Later than five years [member] | KEXIM Credit Facility- Commercial Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		3.75%